Jointly controlled and Significant Influence - Changes in the balance (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Balance at beginning of year	R$ 1,094,985	R$ 1,049,510	R$ 1,032,382
Additions / disposals (net) due to change in the scope of consolidation	(739)	(41,851)	(51,073)
Additions /disposals	13,746	13,571	746
Share of results of entities accounted for using the equity method	144,184	112,293	148,912
Dividends proposed/received	(66,878)	(59,784)	(69,904)
Others	47,348	21,246	(11,553)
Balance at end of year	1,232,646	1,094,985	1,049,510
Significant Influence of Banco Santander
Balance at beginning of year		21,252	20,933
Share of results of entities accounted for using the equity method		(33)	576
Dividends proposed/received		(239)	(257)
Alienation		(20,980)
Balance at end of year			R$ 21,252